Accumulated other comprehensive loss - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	$ (13,764)	$ 12,568	$ (25,691)
Gains (loss) on net investment hedge	11,447	(9,965)	19,184
Net change	(2,317)	2,603	(6,507)
Investment adjustments
Gross unrealized gains (losses)	(27,893)	6,943	(21,181)
Net unrealized (gains) losses transferred to HTM	43	140	(71)
Employee benefit plans adjustments
Net loss (gain) on settlement reclassified to net income	1,554	0	0
Prior service credit (cost) arising during the year	(212)	0	0
Other comprehensive income (loss), net of taxes	(19,475)	15,628	(54,183)
Pension plans
Employee benefit plans adjustments
Net actuarial gain (loss)	(7,541)	1,472	(19,956)
Prior service credit (cost) arising during the year	(212)	0	0
Net actuarial gain (loss)	(5,987)	1,472	(19,956)
Amortization of net actuarial (gains) losses	2,106	2,247	1,702
Change in deferred taxes	(298)	(595)	1,315
Foreign currency translation adjustments of related balances	840	(1,233)	38
Amortization of prior service (credit) cost	0	0	0
Total changes recognized in other comprehensive income (loss)	(3,551)	1,891	(16,901)
Post- retirement medical benefit plan
Employee benefit plans adjustments
Prior service credit (cost) arising during the year	0	0	0
Net actuarial gain (loss)	11,589	1,296	(5,911)
Amortization of net actuarial (gains) losses	2,615	3,514	2,731
Change in deferred taxes	0	0	0
Amortization of prior service (credit) cost	39	(759)	(6,343)
Total changes recognized in other comprehensive income (loss)	14,243	4,051	(9,523)
Held-to-maturity Securities
Investment adjustments
Net unrealized (gains) losses transferred to HTM	0	0	1,442
Transfer of realized (gains) losses to net income	43	140	(71)
Net change	43	140	1,371
Available-for-sale Securities
Investment adjustments
Gross unrealized gains (losses)	(26,793)	11,129	(19,635)
Net unrealized (gains) losses transferred to HTM	0	0	(1,442)
Transfer of realized (gains) losses to net income	(1,100)	(4,186)	(1,546)
Net change	$ (27,893)	$ 6,943	$ (22,623)